Financial assets and liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure Of Financial Instruments [Line Items]
Opening balance	$ 4,647	$ 5,426	$ 5,426
Remeasurement of warrant liability	11,978	$ (4,434)	(779)
Increase (Decrease) In Liabilities, Exercise Of Warrants	(3,188)
Exercise of warrants	3,188		0
Closing Balance	$ 13,437		$ 4,647